Alger International Small Cap Fund - Z N-1A Cover	Jun. 23, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	THE ALGER FUNDS
Entity Central Index Key	0000003521
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 23, 2025
Prospectus Date	Jun. 30, 2025